Cover	Oct. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity File Number	333-198524
Entity Registrant Name	FRONTERA GROUP, INC.
Entity Central Index Key	0001602813
Entity Tax Identification Number	46-4429598
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Carson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	833
Local Phone Number	817-7148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false